Related Party Transactions (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Unsecured Credit Facility [Member]
Related Party Transactions (Details) [Line Items]
Advance to related party	$ 1.0
NUAG [Member]
Related Party Transactions (Details) [Line Items]
Cost for services rendered and expenses incurred		$ 1.0	$ 1.0
Advance to related party	0.5
TIN [Member]
Related Party Transactions (Details) [Line Items]
Cost for services rendered and expenses incurred		$ 0.3	$ 0.2
Advance to related party	$ 0.5
Shares received (in Shares)	350,000
TIN [Member] | Unsecured Credit Facility [Member]
Related Party Transactions (Details) [Line Items]
Advance to related party	$ 0.5